Premises and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Construction in progress
Right of use assets on operating leases	$ 1,114	$ 1,149
Right of use assets on finance leases	314	275
Total gross premises and equipment	8,153	8,259
Less accumulated depreciation and amortization	(4,588)	(4,636)
Premises and equipment	3,565	3,623
Land
Construction in progress
Gross premises and equipment excluding right-of-use assets	498	515
Buildings and improvements
Construction in progress
Gross premises and equipment excluding right-of-use assets	3,121	3,239
Furniture, fixtures and equipment
Construction in progress
Gross premises and equipment excluding right-of-use assets	3,010	3,013
Construction in progress
Construction in progress
Gross premises and equipment excluding right-of-use assets	$ 96	$ 68